EMPLOYEE BENEFITS (Details 7)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Actuarial financing method	Projected unit credit	Projected unit credit
Functional currency	Real (R$)	Real (R$)
Recognition of plan assets	Fair value	Fair value
Inflation rate	4.96%	3.90%
Nominal salary increase rate	1.00%	1.00%
Nominal benefit increase rate	4.96%	3.90%
Retirement age	100% on the first date he/she becomes eligible for programmed retirement benefit under the plan	100% on the first date he/she becomes eligible for programmed retirement benefit under the plan
Household of active participants	For the Mauá Prev and ACT Plans, 90% of participants are expected to be married at retirement, while this figure is 95% for other Plans. Female spouses are assumed to be 4 years younger than male participants.	For the Mauá Prev and ACT Plans, 90% of participants are expected to be married at retirement, while this figure is 95% for other Plans. Female spouses are assumed to be 4 years younger than male participants.
Millennium Plan [Member]
IfrsStatementLineItems [Line Items]
Nominal discount rate	Millennium Plan: 7.12%	Millennium Plan: 5.36%
Rate of return on investments	Millennium Plan: 7.12%	Millennium Plan: 5.36%
General mortality table	Millennium Plan: AT-2012 segregated by gender	Millennium Plan: AT-2012 segregated by gender
Disability table	Millennium Plan: Easy light	Millennium Plan: AT-2012 segregated by gender
Disability mortality table	Millennium Plan: AT 71	Millennium Plan: AT 71
Turnover table	Millennium Plan 5% per year	Millennium Plan 5% per year
Plan [Member]
IfrsStatementLineItems [Line Items]
Nominal discount rate	Plan 35%: 7.46%	Plan 35%: 5.32%
Rate of return on investments	Plan 35%: 7.46%	Plan 35%: 5.32%
General mortality table	Plans 35% : AT-2000 Male, aggravated by 15%	Plans 35% : AT-2000 Male, aggravated by 15%
Disability mortality table	Plans 35%: MI-2006 - 10% M&F	Plans 35%: MI-2006 - 10% M&F
Supplementation [Member]
IfrsStatementLineItems [Line Items]
Nominal discount rate	Supplementation: 7.43%	Supplementation: 5.33%
Rate of return on investments	Supplementation : 7.43%	Supplementation : 5.33%
General mortality table	Supplementation: AT-2000 segregated by gender, aggravated by 10%	Supplementation: AT-2000 segregated by gender, aggravated by 10%
Disability mortality table	Supplementation: Winklevoss - 10%	Supplementation: Winklevoss - 10%
Maua Prev [Member]
IfrsStatementLineItems [Line Items]
Nominal discount rate	Mauá Prev: 7.34%	Mauá Prev: 5.34%
Rate of return on investments	Mauá Prev: 7.34%	Mauá Prev: 5.34%
General mortality table	Mauá Prev: AT-2000 segregated by gender	Mauá Prev: AT-2000 segregated by gender
Disability table	Mauá Prev and ACT: ALVARO VINDAS (D50%)	Mauá Prev and ACT: IAPB57
Disability mortality table	Mauá Prev and ACT: IAPB-57	Mauá Prev E ACT: Álvaro Vindas smoothed by 50%
Turnover table	Maua Prev: MercerService	Maua Prev: MercerService
Other Plans [Member]
IfrsStatementLineItems [Line Items]
Disability table	Other Plans: Not applicable	Other Plans: Not applicable
Turnover table	Other Plans: Not applicable	Other Plans: Not applicable